ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 28, 2014		Mar. 29, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 3,595
Charged to expense	453		632
Deductions	(209)	[1]
Ending balance	$ 3,839

[1]	Accounts receivable written-off as uncollectible, net of recoveries.